Revenues - Schedule of Changes in the Contract Liabilities Balances (Details)	12 Months Ended
	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)
Schedule of Changes in the Contract Liabilities Balances [Abstract]
Balance as of beginning of the year	¥ 12,377,171		¥ 13,773,974	¥ 6,293,066
Revenues recognized from opening balance of contract liabilities	(12,377,171)		(13,773,974)	(6,293,066)
Increase due to business acquisition				2,678,134
Increase due to cash received	90,226,432		57,294,497	63,653,408
Revenues recognized from cash received during the year	(76,249,093)		(44,917,326)	(52,557,568)
Balance as of end of the year	¥ 13,977,338	$ 1,998,733	¥ 12,377,171	¥ 13,773,974